CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 8,190	$ 23,207	$ 3,636
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	1,583	1,152	2,717
Cash in MLJV and MWJV
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	1,397	654	913
Cash equivalents
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 5,210	$ 21,401	$ 6